Loss Per Share - Schedule of Antidilutive Securities Excluded from Inclusion in Calculation of Diluted Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	26,045,697	21,863,977
Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	6,021,500
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	20,024,197	21,863,977